PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                                           TOTAL RETURN/1/
                           NET ASSET VALUE          -----------------------------
                   -----------------------------      12 MONTHS       6 MONTHS
                   05/31/97  11/30/96   05/31/96    ENDED 05/31/97 ENDED 05/31/97
---------------------------------------------------------------------------------
CLASS A SHARES      $  9.37  $  9.37     $  8.90         13.36%         3.70%
---------------------------------------------------------------------------------
CLASS B SHARES         9.36     9.36        8.89         12.51          3.30
---------------------------------------------------------------------------------
CLASS C SHARES         9.36     9.37        8.89         12.80          3.32
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   -----------------  CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/       RETURN/1/
---------------------------------------------------------------------------------
02/07/94-12/31/94   $ 10.00  $  8.56        --         $0.5792         (8.76)%
---------------------------------------------------------------------------------
1995                   8.56     8.79        --          0.9392         14.12
---------------------------------------------------------------------------------
1996                   8.79     9.34        --          0.6352         14.00
---------------------------------------------------------------------------------
01/01/97-05/31/97      9.34     9.37        --          0.2823          3.40
---------------------------------------------------------------------------------
                               TOTAL:    $0.0000       $2.4359
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      22.74%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   -----------------  CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
02/07/94-12/31/94   $ 10.00  $  8.55        --         $0.5242         (9.41)%
---------------------------------------------------------------------------------
1995                   8.55     8.78        --          0.8733         13.29
---------------------------------------------------------------------------------
1996                   8.78     9.33        --          0.5727         13.23
---------------------------------------------------------------------------------
01/01/97-05/31/97      9.33     9.36        --          0.2519          3.07
---------------------------------------------------------------------------------
                               TOTAL:    $0.0000       $2.2221
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      19.78%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   -----------------  CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
02/07/94-12/31/94   $ 10.00  $  8.56        --         $0.5424         (9.13)%
---------------------------------------------------------------------------------
1995                   8.56     8.79        --          0.8951         13.56
---------------------------------------------------------------------------------
1996                   8.79     9.33        --          0.5934         13.36
---------------------------------------------------------------------------------
01/01/97-05/31/97      9.33     9.36        --          0.2621          3.18
---------------------------------------------------------------------------------
                               TOTAL:    $0.0000       $2.2930
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      20.70%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
   ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
/2/INCLUDES FOREIGN EXCHANGE GAIN DISTRIBUTIONS, IF ANY.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL RETURN

                                                              % RETURN AFTER
                                                                DEDUCTING
                                  % RETURN WITHOUT             MAXIMUM SALES
                                    SALES CHARGE                  CHARGE
                               ------------------------   ----------------------
                                       CLASS                      CLASS
                               ------------------------   ----------------------
                                A*       B**     C***      A*     B**     C***
--------------------------------------------------------------------------------
TWELVE MONTHS ENDED 06/30/97   14.01%   13.15%   13.56%   9.47%   8.15%   12.81%
--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
 THROUGH 06/30/97+              6.71     5.92     6.20    5.42    5.41     6.20
--------------------------------------------------------------------------------

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.0% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.
** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.0% AND IS REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
 + COMMENCEMENT OF OPERATIONS FOR ALL THREE CLASSES OF SHARES WAS FEBRUARY 7, 1994.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                 MAY 31, 1997(UNAUDITED)

 PRINCIPAL
   AMOUNT
   (000)                                                       MATURITY DATES       INTEREST RATES     VALUE
 ----------                                                 --------------------    --------------- -----------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 27.55%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES --  25.24%
    $11,278  FNMA........................................   03/01/26 TO 12/01/26         7.000%     $10,971,064
      5,408  FNMA........................................   01/01/26 TO 12/01/26         7.500        5,387,303
                                                                                                    -----------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES
  (COST -- $16,213,152)..................................                                            16,358,367
                                                                                                    -----------
 SHORT-TERM U.S. GOVERNMENT OBLIGATION -- 2.31%
      1,500  UNITED STATES TREASURY BILLS(1)
              (COST--$1,499,229).........................         06/05/97               4.630@       1,499,229
                                                                                                    -----------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST -- $17,712,381)..................................                                            17,857,596
                                                                                                    -----------
 GLOBAL DEBT SECURITIES -- 25.73%
 ARGENTINA -- 2.11%
      1,600  REPUBLIC OF ARGENTINA DISC..................         03/31/23               6.875++++    1,366,000
                                                                                                    -----------
 BRAZIL -- 2.24%
      2,200  FEDERAL REPUBLIC OF BRAZIL PAR..............         04/15/24               5.250(B)     1,449,250
                                                                                                    -----------
 HUNGARY -- 2.25%
    275,000* GOVERNMENT OF HUNGARY.......................         04/12/99              16.500        1,456,974
                                                                                                    -----------
 ITALY -- 6.97%
  7,345,000* REPUBLIC OF ITALY...........................         02/01/99               9.500        4,518,966
                                                                                                    -----------
 NEW ZEALAND -- 4.41%
      3,750* GOVERNMENT OF NEW ZEALAND...................         03/15/02              10.000        2,858,379
                                                                                                    -----------
 POLAND -- 4.70%
      3,610  REPUBLIC OF POLAND, PDI.....................         10/27/14               4.000(B)     3,045,937
                                                                                                    -----------
 UNITED KINGDOM -- 3.05%
      1,080* UNITED KINGDOM GILT.........................   07/14/00 TO 12/07/15    8.000 TO 13.000   1,975,345
                                                                                                    -----------
 TOTAL GLOBAL DEBT SECURITIES (COST -- $15,236,247)......                                            16,670,851
                                                                                                    -----------
 HIGH YIELD SECURITIES -- 45.67%
 CORPORATE BONDS -- 42.51%
 AIRLINES -- 0.85%
        500  AIRPLANE PASS THROUGH TRUST.................         03/15/19              10.875          550,000
                                                                                                    -----------
 CABLE -- 5.07%
        500  INTERNATIONAL CABLETEL**....................         02/15/07              10.000          502,500
        500  TCI SATELLITE ENTERTAINMENT INCORPORATED**..         02/15/07              12.250+         285,000
      1,250  TELEWEST PLC................................         10/01/07              11.000+         868,750
      1,000  TEVECAP S.A. ...............................         11/26/04              12.625        1,062,500
      1,000  UIH AUSTRALIA PACIFIC INCORPORATED..........         05/15/06              14.000+         567,500
                                                                                                    -----------
                                                                                                      3,286,250
                                                                                                    -----------

PAINEWEBBER STRATEGIC INCOME FUND

 PRINCIPAL
   AMOUNT
   (000)                                MATURITY DATES  INTEREST RATES    VALUE
 ----------                             --------------  -------------- -----------
 CORPORATE BONDS -- (CONTINUED)
 COMMUNICATIONS -- 8.76%
     $2,000  COLT TELECOM GROUP PLC..      12/15/06         12.000%+   $ 1,270,000
        500# GLOBALSTAR L.P. ........      02/15/04         11.375         506,250
        500  GST USA INCORPORATED....      12/15/05         13.875+        292,500
        250  ITC DELTACOM
              INCORPORATED**.........      06/01/07         11.000         255,000
      1,000  NEXTEL COMMUNICATIONS
              INCORPORATED...........      08/15/04          9.750+        760,000
      1,250  RSL COMMUNICATIONS
              LIMITED................      11/15/06         12.250       1,262,500
      2,000  VIATEL INCORPORATED.....      01/15/05         15.000+      1,330,000
                                                                       -----------
                                                                         5,676,250
                                                                       -----------
 CONSUMER MANUFACTURING -- 3.10%
        900  APPAREL VENTURES
              INCORPORATED...........      12/31/00         12.250         783,000
        653  CHATTEM INCORPORATED....      06/15/04         12.750         722,381
        500  EKCO GROUP INCORPORATED.      04/01/06          9.250         505,000
                                                                       -----------
                                                                         2,010,381
                                                                       -----------
 ENTERTAINMENT -- 0.73%
        491  UNITED ARTISTS THEATRE
              CIRCUIT................      07/01/15          9.300         474,368
                                                                       -----------
 FINANCE -- 0.76%
        500  OLYMPIC FINANCIAL
              LIMITED................      03/15/07         11.500         495,000
                                                                       -----------
 FOOD & BEVERAGE -- 2.32%
      2,245  IOWA SELECT FARMS++.....      02/15/04         17.250+      1,505,722
                                                                       -----------
 GAMING -- 0.00%
      1,106# GRAND PALSIS CASINO
              INCORPORATED++.........      11/01/97         18.250(A)            0
                                                                       -----------
 GENERAL INDUSTRIAL -- 2.37%
      1,000  POINDEXTER J.B.
              INCORPORATED...........      05/15/04         12.500         995,000
        500  POLYSINDO INTERNATIONAL
              FINANCE COMPANY B.V. ..      06/15/06         11.375         543,750
                                                                       -----------
                                                                         1,538,750
                                                                       -----------
 MEDIA -- 4.50%
        500  AFFILIATED NEWSPAPER
              INVESTMENTS............      07/01/06         13.250+        438,750
      1,000  GRUPO TELEVISA S.A. DE
              C.V. ..................      05/15/08         13.250+        702,500
        750  SUN MEDIA CORPORATION**.      05/15/07          9.500         750,000
      1,000  T.V. AZTECA S.A. DE
              C.V.**.................      02/15/07         10.500       1,026,250
                                                                       -----------
                                                                         2,917,500
                                                                       -----------
 METALS & MINING -- 1.61%
        500  ALTOS HORNOS DE MEXICOS
              S.A. DE C.V.**.........      04/30/04         11.875         527,500
        500  WCI STEEL INCORPORATED..      12/01/04         10.000         515,000
                                                                       -----------
                                                                         1,042,500
                                                                       -----------
 PACKAGING -- 1.97%
        750  FSW INTERNATIONAL
              FINANCE COMPANY B.V. ..      11/01/06         12.500         753,750
        500  VICAP, S.A. DE C.V. ....      05/15/07         11.375         520,000
                                                                       -----------
                                                                         1,273,750
                                                                       -----------

PAINEWEBBER STRATEGIC INCOME FUND

 PRINCIPAL
  AMOUNT
   (000)                              MATURITY DATES  INTEREST RATES    VALUE
 ---------                            --------------  -------------- -----------
 CORPORATE BONDS -- (CONCLUDED)
 RETAIL -- 2.79%
   $  750  CHIEF AUTO PARTS
            INCORPORATED...........      05/15/05         10.500%    $   757,500
    1,000  CSK AUTO INCORPORATED**.      11/01/06         11.000       1,047,500
                                                                     -----------
                                                                       1,805,000
                                                                     -----------
 SUPERMARKETS & DRUGSTORES -- 1.15%
      700  DI GIORGIO CORPORATION..      02/15/03         12.000         742,000
                                                                     -----------
 TECHNOLOGY -- 2.63%
    2,000  ELECTRONIC RETAILING
            SYSTEMS
            INTERNATIONAL**........      02/01/04         13.250+      1,370,000
      750  INTER ACT SYSTEMS
            INCORPORATED...........      08/01/03         14.000+        337,500
                                                                     -----------
                                                                       1,707,500
                                                                     -----------
 TRANSPORTATION NON-AIR -- 2.90%
      750  ATLANTIC EXPRESS
            TRANSPORTATION
            CORPORATION**..........      02/01/04         10.750         780,000
    1,000  GEARBULK HOLDING
            LIMITED................      12/01/04         11.250       1,100,000
                                                                     -----------
                                                                       1,880,000
                                                                     -----------
 UTILITIES -- 1.00%
      624  PANDA FUNDING
            CORPORATION............      08/20/12         11.625         645,552
                                                                     -----------
 TOTAL CORPORATE BONDS (COST --
  $27,875,348)......................                                  27,550,523
                                                                     -----------
 CONVERTIBLE BONDS -- 0.82%
 COMMUNICATIONS -- 0.13%
      110  GST TELECOMMUNICATIONS
            INCORPORATED...........      12/15/05         13.875+         82,500
                                                                     -----------
 RETAIL -- 0.69%
      500  MICHAELS STORES
            INCORPORATED...........      01/15/03          6.750         445,000
                                                                     -----------
 TOTAL CONVERTIBLE BONDS (COST --
  $514,052).........................                                     527,500
                                                                     -----------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCK(A) -- 1.47%
 COMMUNICATIONS -- 0.54%
    2,625  PAGEMART NATIONWIDE INCORPORATED........................       15,422
    1,250  RSL COMMUNICATIONS LIMITED..............................       25,000
   48,133  VIATEL INCORPORATED.....................................      312,864
                                                                     -----------
                                                                         353,286
                                                                     -----------
 GAMING -- 0.93%
   58,152  CASINO AMERICA INCORPORATED.............................      136,294
  102,958  COLORADO GAMING & ENTERTAINMENT COMPANY.................      463,311
                                                                     -----------
                                                                         599,605
                                                                     -----------
 TOTAL COMMON STOCK (COST -- $981,703).............................      952,891
                                                                     -----------

PAINEWEBBER STRATEGIC INCOME FUND

 NUMBER OF
  WARRANTS                                                              VALUE
 ----------                                                          -----------
 WARRANTS(A) -- 0.87%
 CONSUMER MANUFACTURING -- 0.42%
      1,000 AVI HOLDINGS INCORPORATED..............................  $     5,000
      1,280 CHATTEM INCORPORATED...................................       15,680
      2,000 ICON HEALTH & FITNESS CORPORATION......................      250,000
                                                                     -----------
                                                                         270,680
                                                                     -----------
 FOOD & BEVERAGE -- 0.11%
     30,000 IOWA SELECT FARMS++....................................       75,000
                                                                     -----------
 GAMING -- 0.03%
     10,294 CASINO AMERICA INCORPORATED............................       18,529
                                                                     -----------
 MEDIA -- 0.31%
      2,000 AFFILIATED NEWSPAPER INVESTMENTS.......................      200,000
                                                                     -----------
 TECHNOLOGY -- 0.00%
        750 INTERACT SYSTEMS INCORPORATED..........................        1,875
                                                                     -----------
 TOTAL WARRANTS (COST -- $366,410).................................      566,084
                                                                     -----------
 TOTAL HIGH YIELD SECURITIES (COST -- $29,737,513).................   29,596,998
                                                                     -----------
 PRINCIPAL
   AMOUNT
   (000)                              MATURITY DATES  INTEREST RATES
 ----------                           --------------  --------------
 REPURCHASE AGREEMENTS -- 6.99%
     $2,000 REPURCHASE AGREEMENT
             DATED 05/30/97
             WITH CITICORP
             SECURITIES,
             INCORPORATED;
             COLLATERALIZED BY
             $1,820,000
             U.S. TREASURY BONDS,
             8.125% DUE 05/15/21;
             PROCEEDS: $2,000,923..      06/02/97          5.540%      2,000,000
      2,533 REPURCHASE AGREEMENT
             DATED 05/30/97
             WITH DRESDNER
             SECURITIES (USA)
             INCORPORATED;
             COLLATERALIZED BY
             $2,742,000
             U.S. TREASURY NOTES,
             5.625% DUE 02/15/06;
             PROCEEDS: $2,534,165..      06/02/97          5.520       2,533,000
                                                                     -----------
 TOTAL REPURCHASE AGREEMENTS
 (COST -- $4,533,000)...............                                   4,533,000
                                                                     -----------
 INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 2.36%
 NUMBER OF
   SHARES
 ----------
 MONEY MARKET FUND -- 2.36%
      1,528 LIQUID ASSETS PORTFOLIO (COST -- $1,528,125)...........    1,528,125
                                                                     -----------
 TOTAL INVESTMENTS (COST -- $68,747,266) -- 108.30%................   70,186,570
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.30)%..................   (5,381,912)
                                                                     -----------
 NET ASSETS -- 100.00%.............................................  $64,804,658
                                                                     ===========

---------
NOTE: THE GLOBAL DEBT SECTION OF THE PORTFOLIO OF INVESTMENTS IS LISTED BY THE ISSUER'S COUNTRY OF ORIGIN.
*   STATED IN LOCAL CURRENCY
** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
# SECURITY REPRESENTS A UNIT WHICH IS COMPOSED OF THE STATED BOND WITH ATTACHED WARRANTS OR COMMON STOCK
@   YIELD TO MATURITY FOR DISCOUNTED SECURITIES
+ DENOTES A STEP-UP BOND OR A ZERO COUPON BOND THAT CONVERTS TO THE NOTED FIXED RATE AT A DESIGNATED FUTURE DATE
++  ILLIQUID SECURITIES REPRESENTING 2.3% OF PORTFOLIO ASSETS
++++VARIABLE RATE SECURITY, INTEREST RATE NOTED IS CURRENT RATE AT MAY 31,
    1997.
(A) NON-INCOME PRODUCING
(B) REFLECTS RATE AT MAY 31, 1997, ON STEP COUPON RATE INSTRUMENTS
(1) SECURITY WAS ON LOAN AT MAY 31, 1997
DISC - DISCOUNT BONDS
PAR - PAR BONDS
PDI - PAST DUE INTEREST

PAINEWEBBER STRATEGIC INCOME FUND

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   UNREALIZED
                            CONTRACT TO   IN EXCHANGE   MATURITY  APPRECIATION
                              DELIVER         FOR         DATE   (DEPRECIATION)
                           ------------- -------------- -------- --------------
ITALIAN LIRA.............. 7,508,000,000 US$  4,503,305 06/30/97      $  77,083
NEW ZEALAND DOLLARS.......     4,045,000 US$  2,801,135 06/19/97         13,690
SPANISH PESETAS...........   205,000,000 US$  1,580,327 10/15/97        158,819
U.S. DOLLARS..............     1,565,603 SP 205,000,000 10/15/97       (144,094)
                                                                      ---------
                                                                      $ 105,498
                                                                      =========

---------

CURRENCY TYPE ABBREVIATION:
SP - SPANISH PESETAS



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                      MAY 31, 1997(UNAUDITED)

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE (COST -- $68,747,266)........ $70,186,570
INTEREST RECEIVABLE..............................................     931,787
RECEIVABLE FOR SHARES OF BENEFICIAL INTEREST SOLD................     169,242
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS....     249,592
DEFERRED ORGANIZATIONAL COSTS....................................     100,874
OTHER ASSETS.....................................................      54,405
                                                                  -----------
TOTAL ASSETS.....................................................  71,692,470
                                                                  -----------
LIABILITIES
PAYABLE FOR INVESTMENTS PURCHASED................................   4,834,002
PAYABLE FOR CASH COLLATERAL ON SECURITIES LOANED.................   1,528,125
PAYABLE FOR SHARES OF BENEFICIAL INTEREST REPURCHASED............     162,729
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS....     144,094
PAYABLE TO AFFILIATE.............................................      83,279
ACCRUED EXPENSES AND OTHER LIABILITIES...........................     135,583
                                                                  -----------
TOTAL LIABILITIES................................................   6,887,812
                                                                  -----------
NET ASSETS
BENEFICIAL INTEREST -- $0.001 PAR VALUE (UNLIMITED AMOUNT
 AUTHORIZED).....................................................  71,748,742
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME.................     (98,385)
ACCUMULATED NET REALIZED LOSSES FROM INVESTMENTS, FOREIGN
 CURRENCY AND FUTURES TRANSACTIONS...............................  (8,389,395)
NET UNREALIZED APPRECIATION OF INVESTMENTS, OTHER ASSETS,
 LIABILITIES AND FORWARD CONTRACTS DENOMINATED IN FOREIGN
 CURRENCIES......................................................   1,543,696
                                                                  -----------
NET ASSETS....................................................... $64,804,658
                                                                  ===========
CLASS A:
NET ASSETS....................................................... $12,890,637
                                                                  -----------
SHARES OUTSTANDING...............................................   1,376,418
                                                                  -----------
NET ASSET AND REDEMPTION VALUE PER SHARE.........................       $9.37
                                                                        =====
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS SALES
 CHARGE OF 4.00% OF OFFERING PRICE)..............................       $9.76
                                                                        =====
CLASS B:
NET ASSETS....................................................... $35,075,824
                                                                  -----------
SHARES OUTSTANDING...............................................   3,749,278
                                                                  -----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE.....................       $9.36
                                                                        =====
CLASS C:
NET ASSETS....................................................... $16,838,197
                                                                  -----------
SHARES OUTSTANDING...............................................   1,798,720
                                                                  -----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE.....................       $9.36
                                                                        =====

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                       ENDED
                                                                    MAY 31, 1997
                                                                    (UNAUDITED)
                                                                    ------------
INVESTMENT INCOME:
INTEREST (NET OF FOREIGN WITHHOLDING TAXES)........................  $2,837,322
                                                                     ----------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION.............................     234,868
SERVICE FEES -- CLASS A............................................      14,108
SERVICE AND DISTRIBUTION FEES -- CLASS B...........................     174,640
SERVICE AND DISTRIBUTION FEES -- CLASS C...........................      61,564
LEGAL AND AUDIT....................................................      60,280
REPORTS AND NOTICES TO SHAREHOLDERS................................      57,961
STATE REGISTRATION FEES............................................      49,881
TRANSFER AGENCY AND SERVICE FEES...................................      31,292
AMORTIZATION OF ORGANIZATIONAL EXPENSES............................      30,000
CUSTODY AND ACCOUNTING.............................................      13,981
TRUSTEES' FEES.....................................................       6,125
OTHER EXPENSES.....................................................      10,958
                                                                     ----------
                                                                        745,658
                                                                     ----------
NET INVESTMENT INCOME..............................................   2,091,664
                                                                     ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS (LOSSES) FROM:
 INVESTMENT TRANSACTIONS...........................................     929,821
 FOREIGN CURRENCY TRANSACTIONS.....................................     (12,312)
 FUTURES CONTRACTS.................................................    (119,664)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF:
 INVESTMENTS.......................................................    (956,468)
 OTHER ASSETS, LIABILITIES AND FORWARD CONTRACTS DENOMINATED IN
  FOREIGN CURRENCIES...............................................     120,323
                                                                     ----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES........     (38,300)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $2,053,364
                                                                     ==========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE
                                                 SIX MONTHS    FOR THE PERIOD
                                                   ENDED      FEBRUARY 1, 1996
                                                MAY 31, 1997       THROUGH
                                                (UNAUDITED)   NOVEMBER 30, 1996
                                                ------------  -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME.......................... $ 2,091,664     $  3,862,593
NET REALIZED GAINS (LOSSES) FROM INVESTMENT
 TRANSACTIONS..................................     929,821         (480,825)
NET REALIZED GAINS (LOSSES) FROM FOREIGN
 CURRENCY TRANSACTIONS.........................     (12,312)         212,221
NET REALIZED LOSSES FROM FUTURES CONTRACTS.....    (119,664)             --
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS......    (956,468)       3,207,717
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF OTHER ASSETS,
 LIABILITIES AND FORWARD CONTRACTS DENOMINATED
 IN FOREIGN CURRENCIES.........................     120,323         (261,752)
                                                -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................   2,053,364        6,539,954
                                                -----------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME -- CLASS A...............    (412,110)        (610,827)
NET INVESTMENT INCOME -- CLASS B...............  (1,136,389)      (2,231,468)
NET INVESTMENT INCOME -- CLASS C...............    (555,560)      (1,065,791)
                                                -----------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS................  (2,104,059)      (3,908,086)
                                                -----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES...........  10,528,358        6,348,425
COST OF SHARES REPURCHASED..................... (10,993,862)     (16,393,834)
PROCEEDS FROM DIVIDENDS REINVESTED.............   1,026,729        1,981,768
                                                -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 BENEFICIAL INTEREST TRANSACTIONS..............     561,225       (8,063,641)
                                                -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS..........     510,530       (5,431,773)
NET ASSETS:
BEGINNING OF PERIOD............................  64,294,128       69,725,901
                                                -----------     ------------
END OF PERIOD.................................. $64,804,658     $ 64,294,128
                                                ===========     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Securities Trust ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Se-curities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with two funds: PaineWebber Strategic Income Fund (the "Fund") and PaineWebber Small Cap Fund. The financial statements of PaineWebber Small Cap Fund are not included herein.
 Costs incurred by the Fund in connection with its organization have been de-ferred and are being amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations.
 Currently, the Fund offers Class A, Class B, Class C and Class Y (no Class Y shares were outstanding during the period) shares. Each class represents inter-ests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with re-spect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments -- Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the se-curities are valued on the exchange designated by Mitchell Hutchins Asset Man-agement Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including re-stricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency ex-change rates prevailing at the time such valuation is determined by the Fund's custodian.
 Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 Repurchase Agreements -- The Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value, in-cluding accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obliga-tion. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transac-tions and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are ac-creted and premiums are amortized as adjustments to interest income and the identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
 Foreign Currency Translation -- The books and records of the Fund are main-tained in U.S. dollars. Foreign currency amounts are translated into U.S. dol-lars on the following basis:
 (1) market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the period.
 (2) purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transac-tions.
 Although the Fund's net assets including the market values of the Fund's in-vestments are presented at the foreign exchange rates at the close of the peri-od, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regula-tions.
 Forward Foreign Currency Contracts -- The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.
 The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or main-tain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid debt securities in a segregated account in an amount not less than the value of its total as-sets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.
 Risks may arise upon entering into forward contracts from the potential in-ability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.
 Futures Contracts -- Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government se-curities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation mar-gin," are made or received by the Fund each day, depending on the daily fluctu-ations in the value of the underlying financial futures contracts. Such varia-tion margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily used financial futures contracts for hedging purposes and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are re-classified within the capital accounts based on their federal tax-basis treat-ment; temporary differences do not require reclassification.
CONCENTRATION OF RISK
 Investing in securities of foreign issuers and currency transactions may in-volve certain considerations and risks not typically associated with invest-ments in the United States. These risks include revaluation of currencies, ad-verse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific in-dustry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. compa-nies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political devel-opments particular to a specific industry, country or region.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Trust's board of trustees has approved an Investment Advisory and Adminis-tration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. At May 31, 1997, the Fund owed Mitchell Hutchins $40,021 in investment advisory and administration fees.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Class C shares and monthly distribution fees at an annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, re-spectively. At May 31, 1997, the Fund owed Mitchell Hutchins $41,979 in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent de-ferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended May 31, 1997, it earned $90,702 in sales charges.
SECURITY LENDING
 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus ac-crued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain benefi-cial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail finan-cially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $136 from the Fund for the six months ended May 31, 1997.
 As of May 31, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $1,528,125 as collateral for portfolio securities loaned having a market value of $1,498,965.
TRANSFER AGENCY SERVICE FEES
 The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber share-holder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended May 31, 1997, PaineWebber earned $7,806 in transfer agency service fees from the Fund. At May 31, 1997, the Fund owed PaineWebber $1,279 for transfer agency service fees.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at May 31, 1997, was substantially the same as the cost of securities for financial statement purposes.
 At May 31, 1997, the components of the net unrealized appreciation of invest-ments were as follows:

GROSS APPRECIATION (INVESTMENTS HAVING AN EXCESS OF VALUE OVER
 COST)............................................................ $ 3,584,288
GROSS DEPRECIATION (INVESTMENTS HAVING AN EXCESS OF COST OVER
 VALUE)...........................................................  (2,144,984)
                                                                   -----------
NET UNREALIZED APPRECIATION OF INVESTMENTS........................ $ 1,439,304
                                                                   ===========

 For the six months ended May 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

PURCHASES........................................................... $37,217,655
SALES............................................................... $34,432,915

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS
 The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At November 30, 1996, the Fund had a net capital loss carryforward of $9,187,240 that will expire between November 30, 2002 and November 30, 2004. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.
SHARES OF BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                CLASS A                 CLASS B                 CLASS C
                          ---------------------  -----------------------  ---------------------
                           SHARES     AMOUNT       SHARES      AMOUNT      SHARES     AMOUNT
                          --------  -----------  ----------  -----------  --------  -----------
FOR THE SIX MONTHS ENDED
 MAY 31, 1997:
SHARES SOLD.............   447,373  $ 4,179,690     449,735  $ 4,190,465   231,864  $ 2,158,203
SHARES REPURCHASED......  (220,941)  (2,060,732)   (663,185)  (6,169,568) (296,489)  (2,763,562)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....    66,575      619,614     (66,646)    (619,614)    --         --
DIVIDENDS REINVESTED....    22,370      208,301      50,221      467,288    37,725      351,140
                          --------  -----------  ----------  -----------  --------  -----------
NET INCREASE (DECREASE).   315,377  $ 2,946,873    (229,875) $(2,131,429)  (26,900) $  (254,219)
                          ========  ===========  ==========  ===========  ========  ===========
FOR THE PERIOD FEBRUARY
 1, 1996 THROUGH
 NOVEMBER 30, 1996:
SHARES SOLD.............   149,291  $ 1,348,065     434,010  $ 3,888,650   123,465  $ 1,111,710
SHARES REPURCHASED......  (299,165)  (2,692,557) (1,012,635)  (9,087,640) (514,689)  (4,613,637)
SHARES CONVERTED FROM
 CLASS B TO CLASS A.....    80,606      726,982     (80,695)    (726,982)    --         --
DIVIDENDS REINVESTED....    35,352      317,151     109,948      984,803    75,838      679,814
                          --------  -----------  ----------  -----------  --------  -----------
NET DECREASE............   (33,916) $  (300,359)   (549,372) $(4,941,169) (315,386) $(2,822,113)
                          ========  ===========  ==========  ===========  ========  ===========

PAINEWEBBER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                       CLASS A
                          -----------------------------------------------------------------
                          FOR THE SIX   FOR THE PERIOD                     FOR THE PERIOD
                          MONTHS ENDED FEBRUARY 1, 1996      FOR THE      FEBRUARY 7, 1994+
                          MAY 31, 1997      THROUGH         YEAR ENDED         THROUGH
                          (UNAUDITED)  NOVEMBER 30, 1996 JANUARY 31, 1996 JANUARY 31, 1995
                          ------------ ----------------- ---------------- -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $ 9.37         $ 8.99            $ 8.60            $10.00
                             ------         ------            ------            ------
NET INVESTMENT INCOME...       0.34           0.57              0.67              0.74
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS, FOREIGN
 CURRENCY AND FUTURES...       0.00           0.39              0.59             (1.49)
                             ------         ------            ------            ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.34           0.96              1.26             (0.75)
                             ------         ------            ------            ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.34)         (0.58)            (0.77)            (0.65)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 FOREIGN CURRENCY
 TRANSACTIONS...........       --             --               (0.10)            --
                             ------         ------            ------            ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.34)         (0.58)            (0.87)            (0.65)
                             ------         ------            ------            ------
NET ASSET VALUE, END OF
 PERIOD.................     $ 9.37         $ 9.37            $ 8.99            $ 8.60
                             ======         ======            ======            ======
TOTAL INVESTMENT
 RETURN(1)..............       3.70%         11.14%            15.27%            (7.61)%
                             ======         ======            ======            ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $12,891         $9,944            $9,841           $11,148
EXPENSES TO AVERAGE NET
 ASSETS.................       1.83%*         1.89%*            1.74%             1.49%*
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....       7.23%*         7.69%*            8.52%             8.06%*
PORTFOLIO TURNOVER RATE.         58%           101%               91%              117%

---------

 +  COMMENCEMENT OF OPERATIONS
 *  ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                                                     CLASS B
                         ------------------------------------------------------------------
                         FOR THE SIX    FOR THE PERIOD                     FOR THE PERIOD
                         MONTHS ENDED  FEBRUARY 1, 1996      FOR THE      FEBRUARY 7, 1994+
                         MAY 31, 1997       THROUGH         YEAR ENDED         THROUGH
                         (UNAUDITED)   NOVEMBER 30, 1996 JANUARY 31, 1996 JANUARY 31, 1995
                         ------------  ----------------- ---------------- -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 9.36          $ 8.98           $ 8.60            $10.00
                              ------          ------           ------            ------
NET INVESTMENT INCOME...        0.30            0.51             0.60              0.66
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS, FOREIGN
 CURRENCY AND FUTURES...        0.00            0.39             0.59             (1.47)
                              ------          ------           ------            ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............        0.30            0.90             1.19             (0.81)
                              ------          ------           ------            ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......       (0.30)          (0.52)           (0.71)            (0.59)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 FOREIGN CURRENCY
 TRANSACTIONS...........        --             --               (0.10)            --
                              ------          ------           ------            ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........       (0.30)          (0.52)           (0.81)            (0.59)
                              ------          ------           ------            ------
NET ASSET VALUE, END OF
 PERIOD.................      $ 9.36          $ 9.36           $ 8.98            $ 8.60
                              ======          ======           ======            ======
TOTAL INVESTMENT
 RETURN(1)..............        3.30%          10.46%           14.37%            (8.22)%
                              ======          ======           ======            ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........     $35,076         $37,249          $40,653           $40,710
EXPENSES TO AVERAGE NET
 ASSETS.................        2.58%*          2.63%*           2.49%             2.24%*
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....        6.47%*          6.93%*           7.77%             7.46%*
PORTFOLIO TURNOVER RATE.          58%            101%              91%              117%

                                                     CLASS C
                          -----------------------------------------------------------------
                          FOR THE SIX   FOR THE PERIOD                     FOR THE PERIOD
                          MONTHS ENDED FEBRUARY 1, 1996      FOR THE      FEBRUARY 7, 1994+
                          MAY 31, 1997      THROUGH         YEAR ENDED         THROUGH
                          (UNAUDITED)  NOVEMBER 30, 1996 JANUARY 31, 1996 JANUARY 31, 1995
                          ------------ ----------------- ---------------- -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 9.37          $ 8.98           $ 8.60            $10.00
                              ------          ------           ------            ------
NET INVESTMENT INCOME...        0.31            0.53             0.62              0.69
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS, FOREIGN
 CURRENCY AND FUTURES...        0.00            0.40             0.59             (1.48)
                              ------          ------           ------            ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............        0.31            0.93             1.21             (0.79)
                              ------          ------           ------            ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......       (0.32)          (0.54)           (0.73)            (0.61)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 FOREIGN CURRENCY
 TRANSACTIONS...........        --             --               (0.10)            --
                              ------          ------           ------            ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........       (0.32)          (0.54)           (0.83)            (0.61)
                              ------          ------           ------            ------
NET ASSET VALUE, END OF
 PERIOD.................      $ 9.36          $ 9.37           $ 8.98            $ 8.60
                              ======          ======           ======            ======
TOTAL INVESTMENT
 RETURN(1)..............        3.32%          10.80%           14.63%            (8.02)%
                              ======          ======           ======            ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........     $16,838         $17,101          $19,232           $21,208
EXPENSES TO AVERAGE NET
 ASSETS.................        2.33%*          2.38%*           2.24%             1.98%*
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....        6.73%*          7.19%*           8.03%             7.62%*
PORTFOLIO TURNOVER RATE.          58%            101%              91%              117%